Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year (a)	Summary Compensation Table Total for PEO (1)(b)	Compensation Actually Paid to PEO (2)(c)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Total Shareholder Return (3)(f)	Peer Group Total Shareholder Return (g)	Net Loss (4) (h)	Company Selected Measure (5)(i)
2025	$9,029,861	$42,599,705	$2,090,935	$4,674,785	$80	$146	($1,631)	$—
2024	$12,424,418	($5,357,049)	$3,499,747	$1,787,414	$31	$94	($599,493)	$—
2023	$9,918,093	($2,171,064)	$3,151,102	$1,873,139	$62	$49	($205,275)	$—
2022	$12,031,969	($40,073,641)	$4,133,800	($386,119)	$77	$67	($176,063)	$—
2021	$24,703,855	$69,061,855	$3,324,746	$6,080,785	$145	$116	($140,848)	$—

Named Executive Officers, Footnote	The dollar amounts reported are the amounts reported for Christopher Anzalone (the Company’s Chief Executive Officer or Principal Executive Officer (PEO)) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Christopher Anzalone) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2025, Daniel Apel, Kenneth Myszkowski, Patrick O'Brien, James Hamilton and Tracie Oliver, (ii) for fiscal year 2024, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, Javier San Martin and Tracie Oliver, (iii) for fiscal year 2023, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, and Javier San Martin; (iv) for fiscal year 2022, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, and Tracie Oliver; and (v) for fiscal year 2021, Kenneth Myszkowski, Patrick O'Brien, James Hamilton, Javier San Martin, and James Hassard.
PEO Total Compensation Amount	$ 9,029,861	$ 12,424,418	$ 9,918,093	$ 12,031,969	$ 24,703,855
PEO Actually Paid Compensation Amount	$ 42,599,705	(5,357,049)	(2,171,064)	(40,073,641)	69,061,855
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Christopher Anzalone, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Christopher Anzalone or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	2025		2024		2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$9,029,861	$2,090,935	$12,424,418	$3,499,747	$9,918,093	$3,151,102	$12,031,969	$4,133,800	$24,703,855	$3,324,746
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(6,810,292)	$(1,444,800)	$(10,319,000)	$(2,658,810)	$(8,314,056)	$(2,332,400)	$(10,382,549)	$(3,529,925)	$(23,019,000)	$(2,608,820)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$11,209,250	$2,759,200	$6,585,800	$1,200,940	$6,288,252	$1,645,788	$8,222,939	$1,578,138	$49,944,000	$3,537,700
Plus, fair value as of vesting date of equity awards granted and vested in the year	$193,292	$—	$—	$—	$583,774	$—	$—	$—	$—	$—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$25,931,662	$945,000	$(13,971,458)	$(456,188)	$(10,653,844)	$(847,819)	$(49,946,000)	$(2,754,375)	$17,433,000	$2,015,691
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$3,045,932	$324,450	$(76,809)	$201,724	$6,718	$256,469	$—	$186,244	$—	$(188,531)
Compensation Actually Paid	$42,599,705	$4,674,785	$(5,357,049)	$1,787,414	$(2,171,064)	$1,873,139	$(40,073,641)	$(386,119)	$69,061,855	$6,080,785
* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,090,935	3,499,747	3,151,102	4,133,800	3,324,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,674,785	1,787,414	1,873,139	(386,119)	6,080,785
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Christopher Anzalone, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Christopher Anzalone or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	2025		2024		2023		2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Summary Compensation Table Total	$9,029,861	$2,090,935	$12,424,418	$3,499,747	$9,918,093	$3,151,102	$12,031,969	$4,133,800	$24,703,855	$3,324,746
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(6,810,292)	$(1,444,800)	$(10,319,000)	$(2,658,810)	$(8,314,056)	$(2,332,400)	$(10,382,549)	$(3,529,925)	$(23,019,000)	$(2,608,820)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$11,209,250	$2,759,200	$6,585,800	$1,200,940	$6,288,252	$1,645,788	$8,222,939	$1,578,138	$49,944,000	$3,537,700
Plus, fair value as of vesting date of equity awards granted and vested in the year	$193,292	$—	$—	$—	$583,774	$—	$—	$—	$—	$—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$25,931,662	$945,000	$(13,971,458)	$(456,188)	$(10,653,844)	$(847,819)	$(49,946,000)	$(2,754,375)	$17,433,000	$2,015,691
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$3,045,932	$324,450	$(76,809)	$201,724	$6,718	$256,469	$—	$186,244	$—	$(188,531)
Compensation Actually Paid	$42,599,705	$4,674,785	$(5,357,049)	$1,787,414	$(2,171,064)	$1,873,139	$(40,073,641)	$(386,119)	$69,061,855	$6,080,785
* Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
•Corporate goals related to meeting certain objectives with respect to business development, accessing new capital, market capitalization, commercialization, and and utilization of recent capital improvements;
•Discovery and early development goals related to meeting certain goals with regard to progress on our pre-clinical programs; and
•Clinical development goals involving meeting certain goals relating to our clinical programs;

Total Shareholder Return Amount	$ 80	31	62	77	145
Peer Group Total Shareholder Return Amount	146	94	49	67	116
Net Income (Loss)	$ (1,631,000)	$ (599,493,000)	$ (205,275,000)	$ (176,063,000)	$ (140,848,000)
Company Selected Measure Amount	0	0	0	0	0
PEO Name	Christopher Anzalone
Additional 402(v) Disclosure	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is September 30, 2020.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.The Company does not use any financial performance measures to link executive compensation actually paid to company performance. Consequently, no “Company Selected Measure” is included in the table above.

As described in more detail in the Compensation Discussion and Analysis section, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Corporate goals related to meeting certain objectives with respect to business development, accessing new capital, market capitalization, commercialization, and and utilization of recent capital improvements
Measure:: 2
Pay vs Performance Disclosure
Name	Discovery and early development goals related to meeting certain goals with regard to progress on our pre-clinical programs
Measure:: 3
Pay vs Performance Disclosure
Name	Clinical development goals involving meeting certain goals relating to our clinical programs
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,810,292)	$ (10,319,000)	$ (8,314,056)	$ (10,382,549)	$ (23,019,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,209,250	6,585,800	6,288,252	8,222,939	49,944,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,931,662	(13,971,458)	(10,653,844)	(49,946,000)	17,433,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,292	0	583,774	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,045,932	(76,809)	6,718	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,444,800)	(2,658,810)	(2,332,400)	(3,529,925)	(2,608,820)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,759,200	1,200,940	1,645,788	1,578,138	3,537,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	945,000	(456,188)	(847,819)	(2,754,375)	2,015,691
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 324,450	$ 201,724	$ 256,469	$ 186,244	$ (188,531)